27. Lease liabilities (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning at balance	$ 23,861
Remeasurement / new contracts	952
Payment of principal and interest	(2,939)
Interest expenses	653
Foreign exchange gains and losses	4,058
Cumulative translation adjustment	(4,675)
Transfers	4
Ending at balance	21,914
BRAZIL [member]
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning at balance	5,504
Remeasurement / new contracts	289
Payment of principal and interest	(809)
Interest expenses	148
Foreign exchange gains and losses	968
Cumulative translation adjustment	(1,571)
Transfers	(7)
Ending at balance	4,522
Abroad [member]
Disclosure Of Changes In The Balance Of Lease Liabilities [Line Items]
Beginning at balance	18,357
Remeasurement / new contracts	663
Payment of principal and interest	(2,130)
Interest expenses	505
Foreign exchange gains and losses	3,090
Cumulative translation adjustment	(3,104)
Transfers	11
Ending at balance	$ 17,392